Expense Example - Stone Ridge High Yield Reinsurance Risk Premium Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 170
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	2,006
Class M
Expense Example:
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	$ 2,167